Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
Share-based payments
Stock option activity
Number of share options under the 2012 Plan	2022	2021
Outstanding as of January 1,	148,433	148,433
Exercised during the six months ended June 30	-	-
Outstanding as of June 30,	148,433	148,433
thereof vested	148,433	148,433
Number of share options under the 2016 Plan	2022	2021
Outstanding as of January 1,	888,632	1,094,852
Exercised during the six months ended June 30	-	(202,020)
Outstanding as of June 30,	888,632	892,832
thereof vested	888,632	892,832
Number of share options under the LTIP	2022	2021
Outstanding as of January 1,	3,170,046	2,146,478
Granted during the six months ended June 30	1,561,666	870,928
Exercised during the six months ended June 30	-	(145,822)
Forfeited during the six months ended June 30	(117,259)	(15,000)
Outstanding as of June 30,	4,614,453	2,856,584
thereof vested	3,306,162	1,954,858

Fair value of options granted
Share options granted	Number	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$3.66	0.9008	€3.30	$4.13	1.35	5.31	1.57%
January 12	45,000	$3.68	0.9008	€3.32	$4.13	1.35	5.50	1.59%
	1,561,666
Share options granted	Number	Fair value per option	FX rate as of repricing date	Fair value per option	Share price at repricing date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$1.61	0.9237	€1.49	$1.86	1.35	4.69	2.6%
January 12	45,000	$1.59	0.9237	€1.47	$1.86	1.35	4.50	2.6%
	1,561,666